Submission	Mar. 23, 2026
Submission [Line Items]
Central Index Key	0001918712
Registrant Name	ARES STRATEGIC INCOME FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES